NOTE 4 – PREPAID AND OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
NOTE 4 – PREPAID AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets as of March 31, 2023 and December 31, 2022 consisted of the following:

	March 31,	December 31,
	2023	2022
Other receivable	$129,967	$120,139
Prepaid expenses	20,450	26,600
Advance payment	21,000	21,000
Tax receivable	394	389
Deposit for acquisition of asset	362,000	357,500
Security deposit	20,000	20,000
Process costing	9,410	—
Total prepaid and other current assets	$563,221	$545,628

NOTE 4 - ACQUISITIONS

On May 13, 2022, we entered into a Company Acquisition Agreement (Purchase Agreement) with US Acquisitions, LLC, a California limited liability company (Seller) concerning the contemplated sale by Seller and the purchase by us of 51% of the membership interests Seller held in Whisl, a Texas limited liability company. Whisl provides local US termination for Voice through its FCC license of VoIP Service number 832742; and is in the process to obtain a C-Lec FCC License over next 12 months. Whisl is one of the premier Intermediate Voice Providers in the USA. It has been a carrier since 2017 with billions of minutes traversing its network and provides its customers with multiple levels of Redundancy, Diversity, and Disaster Recovery for their applications and ability to make changes to underlying carrier configuration in real time. Whisl offers a single carrier solution for Voice Global services, and its customers benefit from hundreds of interconnection agreements that the company has cultivated since its inception. Pursuant to the Purchase Agreement, the closing of the purchase of the 51% membership interests was $1,800,000, which consisted of $1,250,000 in cash and $550,000 in our restricted common stock to Seller, which amounts to 1,461,653 shares of common stock.

On June 1, 2022, we entered into a Purchase Agreement for the purchase of 51% of the membership interests in Smartbiz, a Florida Corporation which provides telecommunication services, dedicated to VoIP business for wholesale and retail markets. The purchase price for the acquisition was $1,800,000, which consisted of $800,000 in cash and $1,000,000 in our common stock to the seller, which amounts to 2,850,330 shares of common stock.

Smartbiz and Whisl have been included in our consolidated results of operations since the acquisition dates.

The following table summarizes the fair value of the consideration paid by the Company:

Whisl

May 13,
Fair Value of Consideration:	2022
Cash	$1,250,000
1,461,653 shares of common stock	550,000
Total Purchase Price	$1,800,000

Smartbiz

June 1,
Fair Value of Consideration:	2022
Cash	$800,000
2,850,330 shares of common stock	1,000,000
Total Purchase Price	$1,800,000

An additional 754,684 shares of common stock were issued to the seller in December 2022 in accordance with the terms of the purchase agreement.

The following table summarizes the identifiable assets acquired and liabilities assumed upon acquisition of Smartbiz and Whisl and the calculation of goodwill:

Whisl

Total purchase price	$1,800,000
Cash	141,113
Accounts receivable	109,762
Total identifiable assets	250,875

Accounts payable	(241,426)
Other current liabilities	(2,075)
Total liabilities assumed	(243,501)
Net assets	7,374

Non-controlling interest	3,613
Total net assets	3,761
Goodwill	$1,796,239

Smartbiz

Total purchase price	$1,800,000
Cash	19,755
Accounts receivable	789,515
Total identifiable assets	809,270

Accounts payable	(807,265)
Other current liabilities	(76,839)
Total liabilities assumed	(884,104)
Accumulated deficit	(74,834)

Non-controlling interest	(36,669)
Total accumulated deficit	(38,165)
Goodwill	$1,838,165

Unaudited combined proforma results of operations for the year ended December 31, 2022 and 2021 as though the Company acquired Smartbiz and Whisl on January 1, 2021, are set forth below:

	Years Ended
	December 31,
	2022	2021
Revenues	$103,353,405	$77,483,732
Cost of revenues	101,717,011	74,237,359
Gross profit	1,636,394	3,246,373

Operating expenses	5,762,097	6,102,433
Operating loss	(4,125,703)	(2,856,060)

Other expense	(2,674,101)	(880,112)

Net Loss	$(6,799,804)	$(3,736,172)